First Trust Enhanced Short Maturity ETF Investment Strategy - First Trust Enhanced Short Maturity ETF	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	Under normal market conditions, the Fund intends to achieve its investment objective by investing at least 80% of its net assets in a portfolio of U.S. dollar-denominated fixed- and variable-rate debt securities, including securities issued or guaranteed by the U.S. government or its agencies, instrumentalities or U.S. government-sponsored entities, residential and commercial mortgage-backed securities, asset-backed securities, U.S. corporate bonds, fixed income securities issued by non-U.S. corporations and governments, municipal obligations, privately issued securities, ‘AAA’-rated collateralized loan obligations (“CLOs”) and other debt securities bearing fixed or floating interest rates. The Fund may also invest in money market securities. The Fund’s investment advisor selects securities for the portfolio by evaluating fixed income sectors and macro market trends while completing bottom-up analysis of individual securities. Portfolio securities are selected based upon relative value in the context of overall credit quality and portfolio duration. Key inputs for the screens in the securities selection process include, but are not limited to, credit quality, yield, interest rate sensitivity and liquidity. The Fund’s holdings are systematically monitored for meaningful changes in performance and risk measures. A security will generally be sold when the Fund’s investment advisor believes that a security can be substituted for a similar investment that represents better relative value; it lacks adequate compensation for embedded credit risk; or when rebalancing the portfolio to maintain diversification. 100% of the Fund's net assets invested in debt securities will be invested in debt securities that are, at the time of purchase, rated as investment grade by at least one nationally recognized statistical rating organization (“NRSRO”) rating such securities, or if unrated, debt securities determined by the Fund’s investment advisor to be of comparable quality. Additionally, for newly-issued debt securities, the Fund may consider an expected rating provided by an NRSRO as if it were a final rating. Under normal market conditions, the Fund’s portfolio is expected to have an average duration of less than one year and an average maturity of less than three years. Maturity is measured differently depending on the type of debt security. For asset-backed securities, CLOs and mortgage-related securities, maturity is calculated using weighted average life, which is the estimated time to principal paydown for each underlying instrument held by the Fund, weighted according to the relative holdings per instrument. For all other debt securities, maturity is calculated using dollar-weighted average maturity, which is the average length of time to maturity. Duration is a measure of the expected price volatility of a debt instrument as a result of changes in market rates of interest, based on, among other factors, the weighted average timing of the instrument’s expected principal and interest payments. Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments, call features and coupon adjustments in addition to the amount of time until the security finally matures. In general, duration represents the expected percentage change in the value of a security for an immediate 1% change in interest rates. For example, if a portfolio of debt securities has an average duration of three years, its value can be expected to fall about 3% if interest rates rise by 1%. Conversely, the portfolio’s value can be expected to rise about 3% if interest rates fall by 1%. As a result, prices of instruments with shorter durations tend to be less sensitive to interest rate changes than instruments with longer durations. As the value of a security changes over time, so will its duration. The Fund may invest in asset-backed securities and mortgage-related securities. Asset-backed securities are fixed income securities that are backed by a pool of assets, usually loans such as installment sale contracts or credit card receivables. Mortgage-related securities are asset-backed securities based on a particular type of asset, a mortgage. There are a wide variety of mortgage-related securities involving commercial or residential, fixed rate or adjustable rate mortgages and mortgages issued by banks or government agencies. The Fund may also invest up to 10% of its net assets in ‘AAA’-rated CLOs. The Fund intends to limit its investments in privately-issued, non-agency sponsored mortgage- and asset-backed securities, and ‘AAA’-rated CLOs to 35% of its net assets.The Fund may invest in investment companies, such as exchange-traded funds (“ETFs”), that invest primarily in debt securities. The debt securities held by the investment companies in the Fund’s portfolio will be counted towards the requirement that the Fund invest 80% of its net assets in debt securities. The Fund may invest in ETFs that are advised by First Trust Advisors L.P., the Fund’s investment advisor. As of January 30, 2026, the Fund had significant investments in financial companies, although this may change from time to time. Over time, the Fund may have significant investments in a jurisdiction, investment sector or industry or group of industries that it may not have had as of January 30, 2026. To the extent the Fund invests a significant portion of its assets in a given jurisdiction, investment sector or industry or group of industries, the Fund may be exposed to the risks associated with that jurisdiction, investment sector or industry or group of industries.
Strategy Portfolio Concentration [Text]	As of January 30, 2026, the Fund had significant investments in financial companies, although this may change from time to time.